Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

NOTE 29 – SUBSEQUENT EVENTS

Acquisitions

Acquisition of Certain Assets and Liabilities of Trust One Bank

During the third quarter of 2013, the Company announced the signing of a definitive agreement pursuant to which IBERIABANK will acquire certain assets and assume certain liabilities of the Memphis, Tennessee operations of Trust One Bank, a division of Synovus Bank. The transaction closed on January 17, 2014.

Acquisition of Teche Holding Company

During the first quarter of 2014, the Company announced the signing of a definitive agreement to acquire Teche Holding Company (“Teche”), the holding company of Teche Federal Bank, a New Iberia, Louisiana-based bank with 20 branch locations servicing south Louisiana. The proposed acquisition of Teche has been approved by the Board of Directors of each company and is expected to close in the second quarter of 2014, subject to customary closing conditions, including the receipt of required regulatory approvals and the approval of Teche’s shareholders.

Under terms of the agreement, Teche shareholders will receive 1.162 shares of the Company’s common stock for each of the Teche common stock shares outstanding, subject to certain market price adjustments provided for in the agreement. All unexercised Teche stock options, whether or not vested, will be cashed out and shares of restricted stock will become fully vested in connection with the acquisition.

Acquisition of First Private Holdings, Inc.

During the first quarter of 2014, the Company announced the signing of a definitive agreement to acquire First Private Holdings, Inc. (“First Private”), the holding company of First Private Bank of Texas, a Dallas, Texas-based bank with two branch locations. The acquisition has been approved by the Board of Directors of each company and is expected to close in the second quarter of 2014, subject to customary closing conditions, including the receipt of required regulatory approvals and the approval of First Private’s shareholders.

Under terms of the agreement, First Private shareholders will receive 0.27 shares of the Company’s common stock for each of the First Private common stock shares outstanding, subject to certain market price adjustments provided for in the agreement. All unexercised First Private options and warrants, whether or not vested, will be cashed out.